Restatement of prior period information - Impact On Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Adoption Of IFRS 17 [Line Items]
Profit for the year	£ 5,518		£ 3,923	[1],[2],[3]	£ 5,885	[2]
Remeasurements before tax	(1,633)		(3,012)	[4]	1,720
Tax	428		860	[4]	(658)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(1,205)		(2,152)	[4]	1,062
Change in fair value	(54)		44	[4]	61
Tax	(3)		3	[4]	(4)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(57)		47	[4]	57
(Losses) gains before tax	(234)		519	[4]	(86)
Tax	66		(155)	[4]	34
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	(168)		364	[4]	(52)
Change in fair value	(40)		(133)	[4]	133
Income statement transfers in respect of disposals	(122)		(92)	[4]	2
Income statement transfers in respect of impairment	(2)		6	[4]	(2)
Tax	47		62	[4]	(25)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(117)		(157)	[4]	108
Effective portion of changes in fair value taken to other comprehensive income	545		(6,990)	[4]	(2,279)
Net income statement transfers	1,838		43	[4]	(621)
Tax	(673)		1,928	[4]	814
Other comprehensive income, net of tax, cash flow hedges	1,710		(5,019)	[4]	(2,086)
Currency translation differences (tax: £nil)	(53)		116	[4]	(39)
Transfers to income statement (tax: £nil)	0		(31)	[4]	0
Increase (decrease) through foreign exchange and other movements, financial assets	(53)		85	[1]	(39)
Total other comprehensive income (loss) for the year, net of tax	110		(6,832)	[4]	(950)
Total comprehensive income (loss) for the year	5,628	[5]	(2,909)	[4]	4,935
Total comprehensive income (loss) attributable to ordinary shareholders	5,043		(3,443)	[4]	4,405
Total comprehensive income attributable to other equity holders	527		438	[4]	429
Total comprehensive income (loss) attributable to equity holders	5,570		(3,005)	[4]	4,834
Total comprehensive income attributable to non-controlling interests	£ 58		96	[4]	£ 101
As previously reported £m
Adoption Of IFRS 17 [Line Items]
Profit for the year			5,555
Remeasurements before tax			(3,012)
Tax			860
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans			(2,152)
Change in fair value			44
Tax			3
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments			47
(Losses) gains before tax			519
Tax			(155)
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability			364
Change in fair value			(133)
Income statement transfers in respect of disposals			(92)
Income statement transfers in respect of impairment			6
Tax			62
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income			(157)
Effective portion of changes in fair value taken to other comprehensive income			(6,990)
Net income statement transfers			43
Tax			1,928
Other comprehensive income, net of tax, cash flow hedges			(5,019)
Currency translation differences (tax: £nil)			119
Transfers to income statement (tax: £nil)			(31)
Increase (decrease) through foreign exchange and other movements, financial assets			88
Total other comprehensive income (loss) for the year, net of tax			(6,829)
Total comprehensive income (loss) for the year			(1,274)
Total comprehensive income (loss) attributable to ordinary shareholders			(1,808)
Total comprehensive income attributable to other equity holders			438
Total comprehensive income (loss) attributable to equity holders			(1,370)
Total comprehensive income attributable to non-controlling interests			96
Impact of IFRS 17 £m
Adoption Of IFRS 17 [Line Items]
Profit for the year			(1,632)
Remeasurements before tax			0
Tax			0
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans			0
Change in fair value			0
Tax			0
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments			0
(Losses) gains before tax			0
Tax			0
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability			0
Change in fair value			0
Income statement transfers in respect of disposals			0
Income statement transfers in respect of impairment			0
Tax			0
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income			0
Effective portion of changes in fair value taken to other comprehensive income			0
Net income statement transfers			0
Tax			0
Other comprehensive income, net of tax, cash flow hedges			0
Currency translation differences (tax: £nil)			(3)
Transfers to income statement (tax: £nil)			0
Increase (decrease) through foreign exchange and other movements, financial assets			(3)
Total other comprehensive income (loss) for the year, net of tax			(3)
Total comprehensive income (loss) for the year			(1,635)
Total comprehensive income (loss) attributable to ordinary shareholders			(1,635)
Total comprehensive income attributable to other equity holders			0
Total comprehensive income (loss) attributable to equity holders			(1,635)
Total comprehensive income attributable to non-controlling interests			£ 0

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Total comprehensive income attributable to owners of the parent was a surplus of £5,570 million (2022: loss of £3,005 million; 2021: surplus of £4,834 million).